Assets and Liabilities Held for Sale (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Summary of Assets and Liabilities Classified as Held for Sale

	€ million	€ million
	2019	2018
	Total	Total

Disposal groups held for sale (a)
Goodwill and intangibles	3	82
Property, plant and equipment	13	19
Inventories	9	8
Trade and other receivables	1	2
Other	3	4

	29	115

Property, plant and equipment held for sale (b)	53	4
Assets held for sale	82	119

Liabilities held for sale	1	11

(a)	In 2018, disposal groups held for sale consists of assets mainly relating to Alsa baking and dessert business which was disposed during 2019.
(b)	2019 includes manufacturing assets held for sale in various countries.